Northern Lights Fund Trust III

Good Harbor Tactical Equity Income Fund

Incorporated herein by reference is the definitive version of the prospectus for the Good Harbor Tactical Equity Income Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 4, 2013 (SEC Accession No. 0000910472-13-004182).